Filed with the Securities and Exchange Commission on December 15, 2021
REGISTRATION NO. 333-131035
INVESTMENT COMPANY ACT NO. 811-07975
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 52
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 180
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PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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WILLIAM J. EVERS, ESQ.
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-6000
(Name, address and telephone number of agent for service)
COPIES TO:
RICHARD H. KIRK
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-3707
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on December 31, 2021 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on __________ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 52 to Registration Statement No. 333-131035 for the purpose of including in the Registration Statement a Prospectus supplement. The Prospectus and the Statement of Additional Information, including financial statements filed therewith, are incorporated into Parts A and B of this Post-Effective Amendment by reference to Post-Effective Amendment No. 51 filed on April 26, 2021.
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PRUDENTIAL PREMIER VARIABLE ANNUITY B SERIESSM (“B SERIES”)
PRUDENTIAL PREMIER VARIABLE ANNUITY L SERIESSM (“L SERIES”)
PRUDENTIAL PREMIER VARIABLE ANNUITY X SERIESSM (“X SERIES”)

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated December 31, 2021
to Prospectuses dated April 30, 2021

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes changes to the variable investment options available in your Annuity and updates other information in the prospectus for your Annuity.
AST Bond Portfolio 2021
Effective on or about January 3, 2022, the AST Bond Portfolio 2021 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2021 will be deleted from the Prospectus.
AST Portfolio Addition
AST Bond Portfolio 2033 (the “Portfolio”). Effective on or about January 3, 2022, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits.
In conjunction with the changes described above, the table captioned “Underlying Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1-Year	5-Year	10-Year
Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	2AST Bond Portfolio 2033*,[1] PGIM Fixed Income PGIM Limited	0.80%	N/A	N/A	N/A
1. Please note that you may not allocate Purchase Payments to the AST Investment Grade Bond Portfolio or the target date bond portfolios (e.g., AST Bond Portfolio 2025).
2 These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
* See important information below regarding certain portfolios. This information includes annual expenses that reflect temporary fee reductions.
AST Bond Portfolio 2033
The Portfolio will commence operations on or about January 3, 2022. Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimates are based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal year ending December 31, 2022.
Important Information You Should Consider About B Series, L Series, X Series Table
The "Ongoing Fees and Expenses" section is revised to reflect the minimum charge for the Optional benefits available for an additional charge as follows:

Annual Fee	Minimum	Maximum
Optional benefits available for an additional charge	0.25%*	1.50%*
(for a single optional benefit, if elected)
* Charge based on average daily assets allocated to the Sub-accounts.
GENPRODSUP19-BLXNY

Appendix A

Footnote 1 is added to the following funds in Appendix A as shown below:

AST Bond Portfolio 2022	AST Bond Portfolio 2027	AST Bond Portfolio 2032
AST Bond Portfolio 2023	AST Bond Portfolio 2028	AST Bond Portfolio 2033
AST Bond Portfolio 2024	AST Bond Portfolio 2029	AST Investment Grade Bond Portfolio
AST Bond Portfolio 2025	AST Bond Portfolio 2030
AST Bond Portfolio 2026	AST Bond Portfolio 2031
1. Please note that you may not allocate Purchase Payments to the AST Investment Grade Bond Portfolio or the target date bond portfolios (e.g., AST Bond Portfolio 2025).

Managing Your Account Value - How is Each Purchase Credit Applied to Account Value Under the X Series Annuity?

The "Examples of Recapturing Credits" section is deleted in its entirety and replaced with the following:
Example of Recapturing Credits
The following is a hypothetical example of how Credits could be recaptured by Prudential Annuities. This example does not cover every potential situation. This is the only situation in which Credits may be recaptured.

Recapture from Free Look
•Assume you purchase your Annuity with an initial Purchase Payment of $50,000 and the Purchase Payment received a 5.0% Credit, for a total of $2,500. If you elect to Free Look the Annuity, the amount of the Free Look would be reduced by the entire amount of the prior Credits ($2,500).

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP19-BLXNY

PART C
OTHER INFORMATION
ITEM 27. EXHIBITS:

(1)
Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(3)(a)
Specimen Selected Broker Agreement used by PAD. Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b)
Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(4)(a)
The Prudential Premier Variable Annuity B and L Series individual annuity contract (including schedule pages for each B Series). Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b)
The Prudential Premier Variable Annuity B, L, and X Series individual annuity contract (including schedule pages for L and X Series). Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(c)
Enhanced Dollar Cost Averaging Rider. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(d)
Enhanced Dollar Cost Averaging Schedule Supplement. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(e)
Guaranteed Minimum Income Benefit Rider. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(f)
Guaranteed Minimum Income Benefit Schedule Supplement. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(g)
Highest Anniversary Value Death Benefit Rider. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(h)
Highest Anniversary Value Death Benefit Schedule Supplement. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(i)	Longevity Credit Rider. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(j)
Guaranteed Minimum Payments Benefit Rider. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(k)
Guaranteed Minimum Payments Benefit Schedule Supplement. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(l)
403(b) Annuity Endorsement. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(m)
Individual Retirement Annuity Endorsement. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(n)
Roth Individual Retirement Annuity Endorsement. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(o)
Highest Daily lifetime Five Benefit Rider (Enhanced). Incorporated by reference to Post-Effective Amendment No. 5, Form N-4, Registration No. 333-131035, filed August 3, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(p)
Highest Daily Lifetime Seven Benefit Rider. Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(q)
Rider for Highest Daily Lifetime Seven with Beneficiary Income Option. Incorporated by reference to Post-Effective Amendment No. 15, Form N-4, Registration No. 333-131035, filed October 31, 2008 on behalf of Pruco Life of New Jersey flexible Premium Variable Annuity Account.

(r)
Schedule Supplement for Highest Daily Lifetime Seven with Beneficiary Income Option. Incorporated by reference to Post-Effective Amendment No. 15, Form N-4, Registration No. 333-131035, filed October 31, 2008 on behalf of Pruco Life of New Jersey flexible Premium Variable Annuity Account.

(s)
Highest Daily Lifetime Seven Benefit Schedule Supplement (P-SCH-HD7-(1/09)NY). Incorporated by reference to Post-Effective Amendment No.18, Registration No. 333-131035 filed January 28, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(t)
Highest Daily Lifetime Five Benefit Schedule Supplement (P-SCH-HDLT-(1/09)NY). Incorporated by reference to Post-Effective Amendment No.18, Registration No. 333-131035 filed January 28, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(u)
Beneficiary Annuity Endorsement (P-END-BENE(2/09)NY). Incorporated by reference to Post-Effective Amendment No.18, Registration No. 333-131035 filed January 28, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(v)
Beneficiary Individual Retirement Annuity Endorsement (P-END-IRABEN(2/09)NY). Incorporated by reference to Post-Effective Amendment No.18, Registration No. 333-131035 filed January 28, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(w)
Beneficiary Roth Individual Retirement Annuity Endorsement (P-END-ROTHBEN(2/09)NY). Incorporated by reference to Post-Effective Amendment No.18, Registration No. 333-131035 filed January 28, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(x)
Highest Daily Lifetime 7 Plus Benefit Rider (P-RID-HD7-(2/09)NY). Incorporated by reference to Post-Effective Amendment No.18, Registration No. 333-131035 filed January 28, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(y)
Highest Daily Lifetime 7 Plus Schedule Supplement (P-SCH-HD7-(2/09)NY). Incorporated by reference to Post-Effective Amendment No.18, Registration No. 333-131035 filed January 28, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(z)
Highest Daily Lifetime 6 Plus Rider (P-RID-HD6-8/09)NY). Incorporated by reference to Post-Effective Amendment No. 22 to Form N-4, Registration 333-131035, filed on June 1, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(aa)
Highest Daily Lifetime 6 Plus schedule (P-SCH-HD6-8/09)NY). Incorporated by reference to Post-Effective Amendment No. 22 to Form N-4, Registration 333-131035, filed on June 1, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(ab)
Highest Daily Lifetime 6 Plus Rider (P-RID-HD6-9/09)NY). Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration 333-131035, filed on July 30, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(ac)
Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-9/09)NY). Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration 333-131035, filed on July 30, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(ad)
Highest Daily GRO II Benefit rider (P-RID-HD GRO-11/09)NY). Incorporated by reference to Post-Effective Amendment No. 24 to Form N-4 Registration 333-131035, filed on August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(ae)
Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-11/09)NY). Incorporated by reference to Post-Effective Amendment No. 24 to Form N-4 Registration 333-131035, filed on August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(af)
Highest Daily GRO CAP Benefit SCHEDULE (P-SCH-HDGROCAP-11/09)NY). Incorporated by reference to Post-Effective Amendment No. 24 to Form N-4 Registration 333-131035, filed on August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(ag)
Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(8/10)NY). Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration 333-131035, filed on July 1, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(ah)
Highest Daily GRO Benefit Schedule Supplement (P-SCH-HDGROCAP(8/10)NY). Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration 333-131035, filed on July 1, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(ai)
Amendatory for Endorsement. Incorporated by reference to Post-Effective Amendment No.36 to Registration No. 333-131035 filed April 15, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(5)(a)
Application form for the Contract. Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-131035, filed April 14, 2006 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b)
Election form for Lifetime Five and Spousal Lifetime Five. Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-131035, filed April 14, 2006 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(6)(a)
Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended February 12, 1998. Incorporated by reference to Post-Effective Amendment No. 12 to Form S-1, Registration No. 33-20018, filed on April 16, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(b)
By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(c)
Certificate of Amendment to the Certificate of Incorporation dated October 1, 2012. Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2012, Registration No. 333-18053 filed March 15, 2013. on behalf of Pruco Life Insurance Company of New Jersey.

(7)(a)
Coinsurance Agreement for LT5WB. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b)
Coinsurance Agreement for SLT5WB. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration 333-131035, filed on April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(c)
Amendment 1 to Coinsurance Agreement for SLT5WB. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration 333-131035, filed on April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(8)(a)	Copy of Fund Participation Agreement. Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(b)
Copy of Rule 22C-2 Agreement. Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(c)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company of New Jersey. Incorporated by reference to Post-Effective Amendment No.36 to Registration No. 333-131035 filed April 15, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(9)	Not Applicable

(10)	Not Applicable

(11)
Opinion of Counsel. Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement No. 333-131035, filed April 26, 2021 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(12)(a)	Written Consent of Independent Registered Public Accounting Firm. Filed herewith.

(12)(b)	Powers of Attorney for Dylan J. Tyson, Susan M. Mann, Markus Coombs, Nandini Mongia, Candace J. Woods, Caroline A. Feeney, and Salene Hitchcock-Gear. Filed Herewith.

(13)	Not Applicable

(14)	Not Applicable

(15)	Not Applicable

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President & Chief Executive Officer and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Markus Coombs 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Nandini Mongia 751 Broad Street Newark, New Jersey 07102	Director and Treasurer
Todd Bryden 280 Trumbull Street Hartford, Connecticut 06103	Chief Actuary and Senior Vice President

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed February 19, 2021 (To be filed by Amendment), the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 30. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 31. PRINCIPAL UNDERWRITERS:
(a)    Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.
(b)    Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery 213 Washington Street Newark, New Jersey 07102-2917	President & Chief Executive Officer and Director
Anju Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Administrative Officer, Vice President and Director
Patricia L. O'Shea 213 Washington Street Newark, New Jersey 07102-2917	Chief Operating Officer
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103-3509	Senior Vice President and Director
Francine B. Boucher 213 Washington Street Newark, New Jersey 07102-2917	Chief Legal Officer, Vice President and Secretary
Kevin Chaillet 751 Broad Street Newark, New Jersey 07102	Treasurer
Robert P. Smit 751 Broad Street Newark, New Jersey 07102	Chief Financial Officer and Controller
Aismara J. Casanova 213 Washington Street Newark, New Jersey 07102	Chief Compliance Officer and Vice President
Lynn Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Assistant Secretary
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Jonathan C. Corbell 751 Broad Street Newark, New Jersey 07102	Anti-Money Laundering Officer

(c)    Commissions received by PAD during 2020 with respect to all individual annuities issued by Pruco Life of New Jersey.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$52,509,751.30	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 33. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.
ITEM 34. FEE REPRESENTATION
Pruco Life of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life of New Jersey.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 15th day of December 2021.

PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	December 15, 2021
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director	December 15, 2021
Susan M. Mann
Markus Coombs*	Director and Vice President	December 15, 2021
Markus Coombs
Nandini Mongia*	Director and Treasurer	December 15, 2021
Nandini Mongia
Candace J. Woods*	Director	December 15, 2021
Candace J. Woods
Salene Hitchcock-Gear*	Director	December 15, 2021
Salene Hitchcock-Gear
Caroline A. Feeney*	Director	December 15, 2021
Caroline A. Feeney

By:	/s/Richard Kirk
Richard Kirk
* Executed by Richard Kirk on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

Exhibit No.	Description

(12)(a)	Written Consent of Independent Registered Public Accounting Firm.

(12)(b)	Powers of Attorney for Dylan J. Tyson, Susan M. Mann, Markus Coombs, Nandini Mongia, Candace J. Woods, Caroline A. Feeney, and Salene Hitchcock-Gear.